J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Mid Cap Equity Fund
(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated June 1, 2010
to the Prospectus dated November 1, 2009, as supplemented

The portfolio manager information for JPMorgan Mid Cap Equity Fund (the Fund) in the section titled “Portfolio Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGEMENT

J.P. Morgan Investment Management Inc. serves as investment adviser to the Fund. The primary portfolio managers for the Fund are:

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Jonathan Simon	2002	Managing Director
Christopher Jones	2002	Managing Director
Timothy Parton	2010	Managing Director

The paragraph in the section titled “The Funds’ Management and Administration — The Portfolio Managers” as it pertains to the Fund is hereby deleted in its entirety and replaced by the following:

Mid Cap Equity Fund

The portfolio management team is led by Jonathan K.L. Simon, Managing Director of JPMIM; Christopher Jones, Managing Director of JPMIM and a CFA charterholder; and Timothy Parton, Managing Director of JPMIM and a CFA charterholder. Mr. Simon has worked as a portfolio manager for JPMIM and its affiliates (or their predecessors) since 1987 and has been employed by the firm since 1980. Mr. Jones is the chief investment officer of the U.S. Equity and Small Cap team and has worked as a portfolio manager with JPMIM and its various affiliates (or their predecessors) since 1982. Mr. Parton has worked as a portfolio manager for JPMIM or its affiliates (or their predecessors) since 1988 and has been employed with the firm since 1986.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
FUTURE REFERENCE

SUP-MCE-610

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Mid Cap Equity Fund
(all share classes)

Supplement dated June 1, 2010
to the Statement of Additional Information, dated November 1, 2009, as supplemented

The following sections are added to the information in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the JPMorgan Mid Cap Equity Fund:

Portfolio Managers’ Other Accounts Managed

Non-Performance Based Fee Advisory Accounts

	REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Mid Cap Equity Fund
Timothy Parton*	5	2,908	1	301	3	82

*	As of 4/30/10

Performance Based Fee Advisory Accounts

	REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Mid Cap Equity Fund
Timothy Parton*	0	0	0	0	0	0

*	As of 4/30/10

Portfolio Managers’ Ownership of Securities

Aggregate Dollar Range of Securities in the Fund

	None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	over $1,000,000
Mid Cap Equity Fund
Timothy Parton*				X

*	As of 5/26/10

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE

SUP-SAI-MCE-PM-610